Schedule of Investments ─ NYLI MacKay High Income ETF

July 31, 2025 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 97.5%
Bank Loans — 3.7%

Apparel — 0.3%
Beach Acquisition Bidco, LLC Dollar Term Loan
7.616%, (1 month SOFR + 3.25%), due 6/25/32(a)	$60,000	$60,350
Champ Acquisition Corporation Term Loan
8.314%, (3 month SOFR + 4.00%), due 11/25/31(a)	138,250	138,856
		199,206

Auto Parts & Equipment — 0.3%
Clarios Global LP First Lien Amendment No. 6 Dollar Term Loan
7.106%, (1 month SOFR + 2.75%), due 1/28/32(a)	165,000	165,069

Chemicals — 0.3%
Ineos Quattro Holdings UK Limited 2029 Tranche B Dollar Term Loan
8.716%, (1 Month SOFR + 4.25%), due 4/2/29(a)	188,568	173,482

Computers — 0.4%
Fortress Intermediate 3, Inc. Tranche B Term Loan
7.351%, (1 month SOFR + 3.00%), due 6/27/31(a)	258,050	258,050

Cosmetics/Personal Care — 0.2%
OPAL U.S. LLC Term Loan
7.520%, (6 month SOFR + 3.25%), due 4/28/32(a)	120,000	120,450

Healthcare-Services — 0.3%
LifePoint Health, Inc. First Lien 2024-2 Refinancing Term Loan
7.820%, (3 Month SOFR + 3.50%), due 5/19/31(a)	159,200	158,205

Internet — 0.6%
Arches Buyer, Inc. Refinancing Term Loan
7.702%, (1 Month CME SOFR + 3.25%), due 12/6/27(a)	333,255	332,607

Media — 1.0%
DIRECTV Financing LLC 2024 Refinancing Term Loan B
9.830%, (3 Month SOFR + 5.25%), due 8/2/29(a)	296,836	294,239
Virgin Media Bristol LLC Facility Q
7.718%, (1 Month SOFR + 3.25%), due 1/31/29(a)	285,000	282,902
		577,141

Retail — 0.1%
Sally Holdings LLC (Sally Capital, Inc.) 2024 Term Loan
6.116%, (1 Month SOFR + 1.75%), due 2/28/30(a)	48,832	48,955

Transportation — 0.2%
First Student Bidco, Inc. Term Loan B
6.824%, (3 Month SOFR + 2.50%), due 7/21/28(a)	99,750	99,812
First Student Bidco, Inc. Term Loan C
6.824%, (3 Month SOFR + 2.50%), due 7/21/28(a)	30,000	30,019
		129,831
Total Bank Loans

(Cost $2,164,545)		2,162,996
	Principal Amount	Value
Corporate Bonds — 93.8%

Advertising — 0.8%
Lamar Media Corp.
4.000%, due 2/15/30	$250,000	$237,211
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, due 1/15/29	213,000	202,787
7.375%, due 2/15/31	32,000	33,599
		473,597

Aerospace & Defense — 0.6%
Bombardier, Inc., (Canada)
7.000%, due 6/1/32(b)	25,000	25,862
7.250%, due 7/1/31	167,000	174,382
Spirit AeroSystems, Inc.
9.750%, due 11/15/30	155,000	170,470
		370,714

Agriculture — 0.1%
Turning Point Brands, Inc.
7.625%, due 3/15/32	60,000	62,852

Airlines — 0.3%
American Airlines, Inc.
8.500%, due 5/15/29	120,000	125,415
United Airlines, Inc.
4.625%, due 4/15/29	69,000	67,380
		192,795

Apparel — 0.6%
S&S Holdings LLC
8.375%, due 10/1/31	270,000	258,687
Under Armour, Inc.
7.250%, due 7/15/30	85,000	86,723
		345,410

Auto Manufacturers — 0.4%
Aston Martin Capital Holdings Ltd., (Jersey)
10.000%, due 3/31/29	200,000	190,751
Nissan Motor Co., Ltd., (Japan)
7.750%, due 7/17/32	55,000	56,937
		247,688

Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd.
7.500%, due 2/15/33	75,000	76,482
Clarios Global LP / Clarios U.S. Finance Co.
8.500%, due 5/15/27	81,000	81,493
Dana, Inc.
4.250%, due 9/1/30	72,000	70,854
4.500%, due 2/15/32	120,000	117,101
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
7.750%, due 5/31/32	255,000	264,631
Goodyear Tire & Rubber Co. (The)
5.000%, due 7/15/29	115,000	111,563
6.625%, due 7/15/30	130,000	132,280
Phinia, Inc.
6.625%, due 10/15/32	65,000	66,215
6.750%, due 4/15/29	100,000	102,909
		1,023,528

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Banks — 1.1%
Banco Mercantil del Norte SA, (Mexico)
8.750%, (10 Year US CMT T-Note + 4.30%), due 2/20/74(a)	$130,000	$133,073
Freedom Mortgage Corp.
7.625%, due 5/1/26	87,000	87,377
12.000%, due 10/1/28	313,000	334,759
UniCredit SpA, (Italy)
7.296%, (USD 5 Year Swap + 4.91%), due 4/2/34(a)	95,000	100,711
		655,920

Beverages — 0.4%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
4.375%, due 4/30/29	254,000	245,009

Building Materials — 2.5%
AmeriTex HoldCo Intermediate LLC
7.625%, due 8/15/33	115,000	116,951
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, due 12/15/30	235,000	239,608
6.750%, due 7/15/31	89,000	91,658
JH North America Holdings, Inc.
5.875%, due 1/31/31	20,000	20,068
6.125%, due 7/31/32	35,000	35,363
Knife River Corp.
7.750%, due 5/1/31	140,000	146,897
Masterbrand, Inc.
7.000%, due 7/15/32	220,000	223,573
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC
6.750%, due 4/1/32	90,000	91,889
MIWD Holdco II LLC / MIWD Finance Corp.
5.500%, due 2/1/30	300,000	285,553
Oscar AcquisitionCo LLC / Oscar Finance, Inc.
9.500%, due 4/15/30	160,000	121,454
Standard Building Solutions, Inc.
6.250%, due 8/1/33	45,000	45,429
Wilsonart LLC
11.000%, due 8/15/32	55,000	50,613
		1,469,056

Chemicals — 3.0%
Celanese U.S. Holdings LLC
6.500%, due 4/15/30	115,000	116,294
6.750%, due 4/15/33(b)	135,000	136,159
7.200%, due 11/15/33	220,000	229,681
INEOS Finance PLC, (Luxembourg)
6.750%, due 5/15/28	202,000	198,934
INEOS Quattro Finance 2 PLC, (United Kingdom)
9.625%, due 3/15/29	225,000	229,099
Innophos Holdings, Inc.
11.500%, due 6/15/29	252,770	255,874
Mativ Holdings, Inc.
8.000%, due 10/1/29	240,000	216,435
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28	8,000	7,768
6.625%, due 5/1/29	377,000	372,694
		1,762,938

Coal — 0.5%
SunCoke Energy, Inc.
4.875%, due 6/30/29	330,000	301,773

Commercial Services — 6.3%
ADT Security Corp. (The)
4.125%, due 8/1/29	197,000	188,456
	Principal Amount	Value
Corporate Bonds (continued)

Commercial Services (continued)
Allied Universal Holdco LLC
7.875%, due 2/15/31	$420,000	$440,428
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, due 6/1/29	136,000	132,364
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.625%, due 6/1/28	316,000	307,433
AMN Healthcare, Inc.
4.000%, due 4/15/29	79,000	72,558
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, due 3/1/29	127,000	121,591
Brink’s Co. (The)
6.500%, due 6/15/29	140,000	143,430
6.750%, due 6/15/32	150,000	154,501
Carriage Services, Inc.
4.250%, due 5/15/29	173,000	161,913
Deluxe Corp.
8.125%, due 9/15/29	65,000	66,917
Herc Holdings, Inc.
6.625%, due 6/15/29	75,000	76,784
7.250%, due 6/15/33	115,000	119,084
NESCO Holdings II, Inc.
5.500%, due 4/15/29	193,000	188,177
OT Midco, Inc.
10.000%, due 2/15/30	135,000	110,022
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, due 8/15/32	90,000	92,970
Sotheby’s
7.375%, due 10/15/27	223,000	218,505
United Rentals North America, Inc.
4.000%, due 7/15/30	156,000	147,585
Valvoline, Inc.
3.625%, due 6/15/31	220,000	198,042
Veritiv Operating Co.
10.500%, due 11/30/30	225,000	243,872
Wand NewCo 3, Inc.
7.625%, due 1/30/32	75,000	78,748
WASH Multifamily Acquisition, Inc.
5.750%, due 4/15/26	366,000	365,969
		3,629,349

Computers — 1.0%
CACI International, Inc.
6.375%, due 6/15/33	190,000	194,283
Insight Enterprises, Inc.
6.625%, due 5/15/32	115,000	117,602
NCR Voyix Corp.
5.125%, due 4/15/29	46,000	45,081
Seagate Data Storage Technology Pte Ltd.
4.091%, due 6/1/29	156,000	149,076
4.125%, due 1/15/31	68,000	60,015
8.500%, due 7/15/31	25,000	26,403
		592,460

Cosmetics/Personal Care — 0.3%
Edgewell Personal Care Co.
5.500%, due 6/1/28	178,000	176,662

Distribution/Wholesale — 0.2%
Velocity Vehicle Group LLC
8.000%, due 6/1/29	125,000	126,477

Diversified Financial Services — 4.6%
Azorra Finance Ltd.
7.750%, due 4/15/30	185,000	192,681
Credit Acceptance Corp.
6.625%, due 3/15/30	90,000	91,140

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Diversified Financial Services (continued)
9.250%, due 12/15/28	$245,000	$259,108
Freedom Mortgage Holdings LLC
9.250%, due 2/1/29	90,000	93,806
goeasy Ltd., (Canada)
6.875%, due 5/15/30	160,000	160,308
Jane Street Group / JSG Finance, Inc.
6.750%, due 5/1/33	75,000	76,753
Nationstar Mortgage Holdings, Inc.
7.125%, due 2/1/32	355,000	370,708
OneMain Finance Corp.
6.625%, due 1/15/28	160,000	163,835
6.750%, due 3/15/32	230,000	233,379
7.125%, due 11/15/31	125,000	129,041
7.500%, due 5/15/31	170,000	177,169
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	140,000	134,087
6.875%, due 5/15/32	105,000	106,979
7.125%, due 11/15/30	205,000	211,313
SLM Corp.
6.500%, due 1/31/30	80,000	83,101
VFH Parent LLC / Valor Co.-Issuer, Inc.
7.500%, due 6/15/31	197,000	204,969
		2,688,377

Electric — 5.2%
Alpha Generation LLC
6.750%, due 10/15/32	195,000	199,548
Calpine Corp.
4.625%, due 2/1/29	90,000	88,451
5.125%, due 3/15/28	120,000	119,419
Edison International
4.125%, due 3/15/28	162,000	157,072
5.250%, due 11/15/28	95,000	94,349
8.125%, (5 Year US CMT T-Note + 3.86%), due 6/15/53(a)(b)	190,000	186,309
Lightning Power LLC
7.250%, due 8/15/32	140,000	146,366
PacifiCorp
7.375%, (5 Year US CMT T-Note + 3.32%), due 9/15/55(a)	110,000	112,614
PG&E Corp.
5.000%, due 7/1/28	220,000	214,648
Pike Corp.
8.625%, due 1/31/31	372,000	400,027
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/74(a)	409,000	417,473
Vistra Operations Co. LLC
4.375%, due 5/1/29	87,000	84,304
6.875%, due 4/15/32	175,000	181,833
XPLR Infrastructure Operating Partners LP
7.250%, due 1/15/29(b)	270,000	275,347
8.625%, due 3/15/33(b)	335,000	354,823
		3,032,583

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
4.750%, due 6/15/28	159,000	154,463

Electronics — 0.5%
Imola Merger Corp.
4.750%, due 5/15/29	270,000	261,962

Engineering & Construction — 1.5%
AECOM
6.000%, due 8/1/33	145,000	146,179
Arcosa, Inc.
6.875%, due 8/15/32	90,000	92,975
	Principal Amount	Value
Corporate Bonds (continued)

Engineering & Construction (continued)
Artera Services LLC
8.500%, due 2/15/31	$401,000	$332,085
Great Lakes Dredge & Dock Corp.
5.250%, due 6/1/29	328,000	310,681
		881,920

Entertainment — 2.3%
Caesars Entertainment, Inc.
4.625%, due 10/15/29	50,000	47,252
6.500%, due 2/15/32	165,000	168,270
Churchill Downs, Inc.
4.750%, due 1/15/28	160,000	157,805
5.750%, due 4/1/30	126,000	125,689
Penn Entertainment, Inc.
4.125%, due 7/1/29	132,000	122,344
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, due 3/1/30	248,000	238,911
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	180,000	151,650
5.050%, due 3/15/42	90,000	60,208
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, due 10/1/29	270,000	267,918
		1,340,047

Environmental Control — 0.3%
Waste Pro USA, Inc.
7.000%, due 2/1/33	165,000	171,198

Food — 3.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.625%, due 1/15/27	158,000	156,720
6.500%, due 2/15/28	268,000	272,158
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28	8,000	7,915
Performance Food Group, Inc.
4.250%, due 8/1/29	317,000	304,775
Post Holdings, Inc.
4.500%, due 9/15/31	100,000	92,431
4.625%, due 4/15/30	216,000	206,324
5.500%, due 12/15/29	193,000	191,327
6.250%, due 10/15/34	50,000	50,063
6.375%, due 3/1/33	195,000	194,853
US Foods, Inc.
4.625%, due 6/1/30	283,000	272,612
		1,749,178

Forest Products & Paper — 0.9%
Ahlstrom Holding 3 Oy, (Finland)
4.875%, due 2/4/28	165,000	158,182
Magnera Corp.
7.250%, due 11/15/31	390,000	367,088
		525,270

Gas — 0.9%
AmeriGas Partners LP / AmeriGas Finance Corp.
9.375%, due 6/1/28	440,000	453,195
9.500%, due 6/1/30	65,000	68,242
		521,437

Healthcare-Products — 0.7%
DENTSPLY SIRONA, Inc.
8.375%, (5 Year US CMT T-Note + 4.38%), due 9/12/55(a)	135,000	136,107
Insulet Corp.
6.500%, due 4/1/33	240,000	246,702
		382,809

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Healthcare-Services — 1.9%
Acadia Healthcare Co., Inc.
7.375%, due 3/15/33(b)	$105,000	$108,108
CHS/Community Health Systems, Inc.
5.250%, due 5/15/30	248,000	216,944
6.000%, due 1/15/29	343,000	326,029
Encompass Health Corp.
5.750%, due 9/15/25	61,000	60,923
Prime Healthcare Services, Inc.
9.375%, due 9/1/29	415,000	412,406
		1,124,410

Holding Companies-Divers — 0.4%
Stena International SA, (Sweden)
7.250%, due 1/15/31	225,000	228,639

Home Builders — 0.2%
Thor Industries, Inc.
4.000%, due 10/15/29	47,000	44,099
Tri Pointe Homes, Inc.
5.700%, due 6/15/28	79,000	79,813
		123,912

Home Furnishings — 0.1%
Whirlpool Corp.
6.500%, due 6/15/33	70,000	68,977

Housewares — 0.9%
Newell Brands, Inc.
6.375%, due 9/15/27	368,000	370,879
6.375%, due 5/15/30	20,000	19,381
8.500%, due 6/1/28	120,000	125,745
		516,005

Insurance — 1.8%
Acrisure LLC / Acrisure Finance, Inc.
6.750%, due 7/1/32	245,000	248,062
7.500%, due 11/6/30	185,000	191,120
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.500%, due 10/1/31	45,000	45,654
7.000%, due 1/15/31	405,000	416,450
Global Atlantic Fin Co.
4.700%, (5 Year US CMT T-Note + 3.80%), due 10/15/51(a)	130,000	127,253
		1,028,539

Internet — 2.2%
Arches Buyer, Inc.
6.125%, due 12/1/28	192,000	183,241
Cogent Communications Group LLC / Cogent Finance, Inc.
6.500%, due 7/1/32	30,000	29,399
7.000%, due 6/15/27(b)	200,000	200,191
Go Daddy Operating Co LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	257,000	241,219
Match Group Holdings II LLC
4.125%, due 8/1/30	214,000	199,581
5.625%, due 2/15/29	96,000	95,699
Rakuten Group, Inc., (Japan)
9.750%, due 4/15/29	275,000	301,102
		1,250,432

Investment Companies — 0.5%
Antares Holdings LP, (Canada)
6.500%, due 2/8/29	73,000	74,025
7.950%, due 8/11/28	50,000	52,706
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.375%, due 2/1/29	96,000	82,321
	Principal Amount	Value
Corporate Bonds (continued)

Investment Companies (continued)
6.250%, due 5/15/26	$54,000	$53,652
		262,704
Iron/Steel — 1.3%
Mineral Resources Ltd., (Australia)
9.250%, due 10/1/28	513,000	536,163
TMS International Corp.
6.250%, due 4/15/29	197,000	187,556
		723,719

Leisure Time — 1.4%
Carnival Corp.
5.750%, due 3/1/27	25,000	25,249
5.750%, due 8/1/32	250,000	251,693
6.000%, due 5/1/29	276,000	278,448
NCL Corp., Ltd.
6.250%, due 3/1/30	250,000	253,003
		808,393

Lodging — 1.3%
Hilton Domestic Operating Co., Inc.
4.000%, due 5/1/31	412,000	384,429
5.750%, due 9/15/33	225,000	225,214
Station Casinos LLC
4.625%, due 12/1/31	138,000	129,144
		738,787

Machinery-Construction & Mining — 0.6%
Terex Corp.
6.250%, due 10/15/32	345,000	345,537

Media — 10.0%
Cable One, Inc.
4.000%, due 11/15/30	386,000	297,235
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	274,000	250,272
4.250%, due 1/15/34	158,000	136,141
4.500%, due 8/15/30	1,000	936
4.500%, due 5/1/32	269,000	244,081
4.750%, due 3/1/30	470,000	446,591
CSC Holdings LLC
5.500%, due 4/15/27	176,000	170,354
6.500%, due 2/1/29	475,000	375,286
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	246,000	244,648
10.000%, due 2/15/31	155,000	149,478
DISH DBS Corp.
5.750%, due 12/1/28	80,000	71,488
7.375%, due 7/1/28	245,000	188,038
DISH Network Corp.
11.750%, due 11/15/27	231,000	240,573
Gray Media, Inc.
5.375%, due 11/15/31	155,000	114,380
7.250%, due 8/15/33	120,000	119,369
9.625%, due 7/15/32	40,000	40,351
Nexstar Media, Inc.
4.750%, due 11/1/28(b)	483,000	469,449
Paramount Global
6.250%, (3-Month SOFR + 3.90%), due 2/28/57(a)	200,000	192,750
6.875%, due 4/30/36	255,000	265,331
Sirius XM Radio LLC
3.125%, due 9/1/26	70,000	68,427
3.875%, due 9/1/31	84,000	74,107
4.000%, due 7/15/28	242,000	230,333
4.125%, due 7/1/30	90,000	82,101
Sunrise FinCo I BV, (Netherlands)
4.875%, due 7/15/31	304,000	286,550

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Media (continued)
TEGNA, Inc.
4.625%, due 3/15/28	$95,000	$92,218
Univision Communications, Inc.
4.500%, due 5/1/29	65,000	60,143
7.375%, due 6/30/30	185,000	183,984
9.375%, due 8/1/32	65,000	67,444
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	243,000	219,048
Virgin Media Vendor Financing Notes IV DAC, (United Kingdom)
5.000%, due 7/15/28	79,000	76,614
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	359,000	315,720
		5,773,440

Mining — 0.7%
Compass Minerals International, Inc.
6.750%, due 12/1/27	93,000	92,914
8.000%, due 7/1/30	105,000	108,783
WE Soda Investments Holding PLC, (Turkey)
9.375%, due 2/14/31	185,000	193,727
		395,424

Miscellaneous Manufacturing — 0.7%
Axon Enterprise, Inc.
6.125%, due 3/15/30	160,000	163,408
6.250%, due 3/15/33	75,000	76,836
Hillenbrand, Inc.
6.250%, due 2/15/29	180,000	182,304
		422,548

Oil & Gas — 7.6%
Aethon United BR LP / Aethon United Finance Corp.
7.500%, due 10/1/29	300,000	314,322
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, due 6/30/29	227,000	226,188
6.625%, due 10/15/32	70,000	71,205
Baytex Energy Corp., (Canada)
8.500%, due 4/30/30	40,000	40,706
Borr IHC Ltd. / Borr Finance LLC, (Mexico)
10.000%, due 11/15/28	111,052	106,181
California Resources Corp.
8.250%, due 6/15/29	175,000	179,766
CNX Resources Corp.
6.000%, due 1/15/29	88,000	87,953
7.250%, due 3/1/32	70,000	72,170
Comstock Resources, Inc.
6.750%, due 3/1/29	330,000	326,271
Diamond Foreign Asset Co. / Diamond Finance LLC
8.500%, due 10/1/30	307,000	319,969
Encino Acquisition Partners Holdings LLC
8.750%, due 5/1/31	225,000	248,293
Hilcorp Energy I LP / Hilcorp Finance Co.
6.875%, due 5/15/34	299,000	287,905
7.250%, due 2/15/35	190,000	185,168
Moss Creek Resources Holdings, Inc.
8.250%, due 9/1/31	385,000	375,814
Nabors Industries, Inc.
7.375%, due 5/15/27	410,000	413,794
Noble Finance II LLC
8.000%, due 4/15/30	140,000	142,795
Patterson-UTI Energy, Inc.
7.150%, due 10/1/33	256,000	264,860
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, due 2/15/28	40,000	38,494
	Principal Amount	Value
Corporate Bonds (continued)

Oil & Gas (continued)
Range Resources Corp.
4.750%, due 2/15/30	$76,000	$73,877
Sitio Royalties Operating Partnership LP / Sitio Finance Corp.
7.875%, due 11/1/28	171,000	178,407
SM Energy Co.
7.000%, due 8/1/32	160,000	158,435
Transocean Titan Financing Ltd.
8.375%, due 2/1/28	136,619	140,014
Transocean, Inc.
8.500%, due 5/15/31	55,000	50,532
Valaris Ltd.
8.375%, due 4/30/30	70,000	72,302
		4,375,421

Packaging & Containers — 1.2%
Cascades, Inc. / Cascades USA, Inc., (Canada)
5.375%, due 1/15/28	245,000	239,563
Cascades, Inc. /Cascades USA, Inc., (Canada)
6.750%, due 7/15/30	60,000	59,860
Clydesdale Acquisition Holdings, Inc.
6.750%, due 4/15/32	130,000	133,160
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	25,000	25,239
7.250%, due 2/15/31	180,000	187,093
Trivium Packaging Finance BV, (Netherlands)
8.250%, due 7/15/30	25,000	26,326
		671,241

Pharmaceuticals — 2.4%
1261229 BC Ltd.
10.000%, due 4/15/32	205,000	208,708
Bausch Health Cos., Inc.
4.875%, due 6/1/28	325,000	287,625
CVS Health Corp.
6.750%, (5 Year US CMT T-Note + 2.52%), due 12/10/54(a)	45,000	45,037
7.000%, (5 Year US CMT T-Note + 2.89%), due 3/10/55(a)	55,000	56,586
Elanco Animal Health, Inc.
6.650%, due 8/28/28	193,000	199,601
Endo Finance Holdings, Inc.
8.500%, due 4/15/31	220,000	234,043
Organon & Co / Organon Foreign Debt Co.-Issuer BV
6.750%, due 5/15/34	160,000	150,877
7.875%, due 5/15/34	170,000	152,205
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc.
8.750%, due 4/17/32	75,000	72,204
		1,406,886

Pipelines — 2.5%
DT Midstream, Inc.
4.125%, due 6/15/29	140,000	134,828
Hess Midstream Operations LP
6.500%, due 6/1/29	130,000	133,913
Howard Midstream Energy Partners LLC
7.375%, due 7/15/32	125,000	129,240
8.875%, due 7/15/28	165,000	172,044
NGPL PipeCo LLC
7.768%, due 12/15/37	125,000	141,463
Plains All American Pipeline LP / PAA Finance Corp.
4.700%, due 6/15/44	75,000	61,999
Venture Global LNG, Inc.
7.000%, due 1/15/30	132,000	133,850
8.375%, due 6/1/31	257,000	265,830

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Pipelines (continued)
9.000%, (5 Year US CMT T-Note + 5.44%), due 12/31/49(a)	$105,000	$105,027
Venture Global Plaquemines LNG LLC
6.750%, due 1/15/36	185,000	190,311
		1,468,505

REITS — 4.6%
Iron Mountain Information Management Services, Inc.
5.000%, due 7/15/32	95,000	90,658
Iron Mountain, Inc.
4.500%, due 2/15/31	221,000	209,002
5.250%, due 7/15/30	91,000	89,429
5.625%, due 7/15/32	211,000	208,249
MPT Operating Partnership LP / MPT Finance Corp.
8.500%, due 2/15/32	230,000	239,063
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.875%, due 5/15/29	337,000	324,176
7.000%, due 2/1/30	100,000	102,410
RHP Hotel Properties LP / RHP Finance Corp.
6.500%, due 4/1/32	105,000	107,221
Service Properties Trust
8.625%, due 11/15/31	110,000	117,143
8.875%, due 6/15/32	325,000	339,832
Starwood Property Trust, Inc.
6.000%, due 4/15/30	175,000	176,718
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
8.625%, due 6/15/32	135,000	136,927
10.500%, due 2/15/28	340,000	359,339
XHR LP
4.875%, due 6/1/29	84,000	81,075
6.625%, due 5/15/30	60,000	60,983
		2,642,225

Retail — 4.6%
Arko Corp.
5.125%, due 11/15/29	101,000	82,802
Bath & Body Works, Inc.
6.950%, due 3/1/33	77,000	79,161
Foundation Building Materials, Inc.
6.000%, due 3/1/29	70,000	65,652
Global Auto Holdings Ltd/AAG FH UK Ltd., (United Kingdom)
11.500%, due 8/15/29	65,000	64,518
Group 1 Automotive, Inc.
4.000%, due 8/15/28	90,000	86,775
6.375%, due 1/15/30	48,000	48,891
Kohl’s Corp.
10.000%, due 6/1/30	35,000	36,352
LCM Investments Holdings II LLC
4.875%, due 5/1/29	197,000	191,449
8.250%, due 8/1/31	215,000	227,324
Lithia Motors, Inc.
3.875%, due 6/1/29	35,000	32,978
4.375%, due 1/15/31	127,000	119,461
Macy’s Retail Holdings LLC
6.125%, due 3/15/32	378,000	361,924
7.375%, due 8/1/33	55,000	55,210
Nordstrom, Inc.
4.375%, due 4/1/30	128,000	116,060
5.000%, due 1/15/44	105,000	70,612
QVC, Inc.
5.450%, due 8/15/34	50,000	21,500
Sally Holdings LLC / Sally Capital, Inc.
6.750%, due 3/1/32(b)	301,000	308,926
	Principal Amount	Value
Corporate Bonds (continued)

Retail (continued)
Staples, Inc.
10.750%, due 9/1/29	$310,000	$290,675
12.750%, due 1/15/30	80,000	55,957
Victoria’s Secret & Co.
4.625%, due 7/15/29	125,000	116,326
Victra Holdings LLC / Victra Finance Corp.
8.750%, due 9/15/29	85,000	89,083
Walgreens Boots Alliance, Inc.
4.800%, due 11/18/44	85,000	83,208
8.125%, due 8/15/29(b)	65,000	69,773
		2,674,617

Semiconductors — 0.5%
Kioxia Holdings Corp., (Japan)
6.625%, due 7/24/33	275,000	272,119

Software — 1.8%
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
8.000%, due 6/15/29	240,000	203,594
Central Parent, Inc. / CDK Global, Inc.
7.250%, due 6/15/29	80,000	65,734
Cloud Software Group, Inc.
6.500%, due 3/31/29	366,000	369,618
8.250%, due 6/30/32	220,000	234,263
9.000%, due 9/30/29	165,000	170,752
		1,043,961

Telecommunications — 3.4%
Altice Financing SA, (Luxembourg)
5.000%, due 1/15/28	57,000	45,683
5.750%, due 8/15/29	347,000	265,761
Altice France SA, (France)
5.500%, due 1/15/28	403,000	358,166
CommScope LLC
4.750%, due 9/1/29	118,000	114,584
8.250%, due 3/1/27	90,000	90,208
EchoStar Corp.
10.750%, due 11/30/29	415,000	437,306
Fibercop SpA, (Italy)
7.721%, due 6/4/38	17,000	16,916
Iliad Holding SASU, (France)
8.500%, due 4/15/31	215,000	230,626
Level 3 Financing, Inc.
3.750%, due 7/15/29	126,000	105,627
Vodafone Group PLC, (United Kingdom)
7.000%, (USD 5 Year Swap + 4.87%), due 4/4/79(a)	100,000	104,499
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, due 10/1/31	175,000	183,206
		1,952,582

Transportation — 0.8%
First Student Bidco, Inc. / First Transit Parent, Inc.
4.000%, due 7/31/29	258,000	243,317
Genesee & Wyoming, Inc.
6.250%, due 4/15/32	205,000	207,363
		450,680

Water — 0.3%
Aegea Finance SARL, (Brazil)
6.750%, due 5/20/29	195,000	196,781

Total Corporate Bonds

(Cost $52,833,128)		54,351,956

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

July 31, 2025 (unaudited)

	Shares	Value
Short-Term Investments — 4.0%

Money Market Funds — 4.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.19%(c)	592,132	$592,132
Dreyfus Government Cash Management Fund, Institutional Shares, 4.18%(c)(d)	1,712,380	1,712,380

Total Short-Term Investments

(Cost $2,304,512)		2,304,512

Total Investments — 101.5% (Cost $57,302,185)		58,819,464
Other Assets and Liabilities, Net — (1.5)%		(869,927)
Net Assets — 100.0%		$57,949,537

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2025.
(b)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,134,948; total market value of collateral held by the Fund was $2,228,214. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $515,834.
(c)	Reflects the 7-day yield at July 31, 2025.
(d)	Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- Constant Maturity Treasury Index
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

July 31, 2025 (unaudited)

As of July 31, 2025, the Fund held the following centrally cleared credit default swap contracts:
Reference Entity	Expiration Date	Buy/Sell Protection(e)	Notional Amount(f)	(Pay)/ Receive Fixed Rate(g)	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)(h)
CDX.NA.HY.44	06/20/2030	Buy	$3,000,000	5.0%	Quarterly	$(199,410)	$(216,668)	$(17,258)

(e)	Buy - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(f)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
(g)	The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.
(h)	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at July 31, 2025.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(i)
Bank Loans	$—	$2,162,996	$—	$2,162,996
Corporate Bonds	—	54,351,956	—	54,351,956
Short-Term Investments:
Money Market Funds	2,304,512	—	—	2,304,512
Total Investments in Securities	2,304,512	56,514,952	—	58,819,464
Liability Valuation Inputs
Other Financial Instruments:(j)
Swap Contracts	$—	$(17,258)	$—	$(17,258)

(i)	For a complete listing of investments and their industries, see the Schedule of Investments.
(j)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2025 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.